T. ROWE PRICE Dividend Growth Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.7%
COMMUNICATION SERVICES 0.8%
Entertainment 0.8%
Walt Disney (1) 1,804,061 180,641
Total Communication Services 180,641
CONSUMER DISCRETIONARY 7.2%
Hotels, Restaurants & Leisure 3.6%
Hilton Worldwide Holdings  1,644,103 231,605
Las Vegas Sands (1) 1,836,999 105,535
Marriott International, Class A  283,153 47,015
McDonald's  885,175 247,504
Yum! Brands  990,861 130,873
762,532
Specialty Retail 2.9%
Home Depot  834,875 246,388
Ross Stores  2,646,784 280,903
Tractor Supply  373,960 87,896
615,187
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Class B  1,138,799 139,662
139,662
Total Consumer Discretionary 1,517,381
CONSUMER STAPLES 10.1%
Beverages 3.9%
Coca-Cola  4,299,321 266,687
Constellation Brands, Class A  558,455 126,149
Diageo (GBP)  2,414,711 107,768
Keurig Dr Pepper  1,662,500 58,653
PepsiCo  1,514,779 276,144
835,401
Consumer Staples Distribution & Retail 2.7%
Costco Wholesale  242,429 120,455
Dollar General  1,308,903 275,472
Walmart  1,285,188 189,501
585,428
Food Products 1.9%
Mondelez International, Class A  4,363,851 304,248
Nestle (CHF)  786,672 95,919
400,167

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Products 0.3%
Colgate-Palmolive  912,586 68,581
68,581
Tobacco 1.3%
Philip Morris International  2,848,940 277,059
277,059
Total Consumer Staples 2,166,636
ENERGY 2.7%
Oil, Gas & Consumable Fuels 2.7%
EOG Resources  1,765,859 202,421
Exxon Mobil  2,442,708 267,867
TotalEnergies (EUR)  1,792,683 105,703
Total Energy 575,991
FINANCIALS 15.3%
Banks 3.7%
Bank of America  8,031,397 229,698
JPMorgan Chase  2,793,648 364,040
Wells Fargo  4,984,006 186,302
780,040
Capital Markets 3.0%
Charles Schwab  3,186,946 166,932
CME Group  273,303 52,343
Goldman Sachs Group  300,850 98,411
Morgan Stanley  2,612,309 229,361
S&P Global  293,352 101,139
648,186
Consumer Finance 0.7%
American Express  928,574 153,168
153,168
Financial Services 2.3%
Fidelity National Information Services  1,343,725 73,005
Visa, Class A  1,868,739 421,326
494,331
Insurance 5.6%
Aon, Class A  646,947 203,976
Chubb  1,822,422 353,878
Hartford Financial Services Group  1,877,370 130,834
Marsh & McLennan  2,200,885 366,557
Progressive  946,938 135,469
1,190,714
Total Financials 3,266,439

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 17.9%
Biotechnology 1.4%
AbbVie  1,878,601 299,393
299,393
Health Care Equipment & Supplies 3.3%
Becton Dickinson & Company  1,157,630 286,560
GE HealthCare Technologies (1) 1,400,239 114,862
Medtronic  692,055 55,793
Stryker  880,232 251,280
708,495
Health Care Providers & Services 4.7%
Cigna  415,835 106,258
Elevance Health  369,033 169,685
McKesson  665,390 236,912
UnitedHealth Group  1,032,389 487,897
1,000,752
Life Sciences Tools & Services 4.3%
Agilent Technologies  1,539,136 212,924
Danaher  1,319,093 332,464
Thermo Fisher Scientific  641,029 369,470
914,858
Pharmaceuticals 4.2%
AstraZeneca, ADR  3,839,144 266,475
Eli Lilly  649,840 223,168
Johnson & Johnson  1,338,780 207,511
Zoetis  1,152,621 191,842
888,996
Total Health Care 3,812,494
INDUSTRIALS & BUSINESS SERVICES 14.8%
Aerospace & Defense 1.6%
Howmet Aerospace  2,948,171 124,914
Northrop Grumman  460,768 212,746
337,660
Air Freight & Logistics 0.6%
United Parcel Service, Class B  671,536 130,271
130,271
Building Products 0.6%
Trane Technologies  655,724 120,640
120,640

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Commercial Services & Supplies 1.0%
Waste Connections  1,585,372 220,478
220,478
Electrical Equipment 0.6%
Schneider Electric (EUR)  711,043 118,832
118,832
Ground Transportation 2.3%
JB Hunt Transport Services  640,018 112,298
Old Dominion Freight Line  375,375 127,943
Union Pacific  1,199,754 241,462
481,703
Industrial Conglomerates 4.2%
General Electric  3,232,732 309,049
Honeywell International  1,472,050 281,338
Roper Technologies  693,557 305,644
896,031
Machinery 2.1%
Cummins  436,099 104,175
Illinois Tool Works  637,190 155,124
Otis Worldwide  1,187,673 100,240
Stanley Black & Decker  1,181,894 95,237
454,776
Professional Services 1.8%
Automatic Data Processing  526,200 117,148
Broadridge Financial Solutions  1,241,466 181,962
Equifax  444,710 90,205
389,315
Total Industrials & Business Services 3,149,706
INFORMATION TECHNOLOGY 16.4%
Electronic Equipment, Instruments & Components 1.6%
Amphenol, Class A  1,973,128 161,244
TE Connectivity  1,375,864 180,445
341,689
IT Services 1.8%
Accenture, Class A  1,333,490 381,125
381,125
Semiconductors & Semiconductor Equipment 3.8%
Applied Materials  1,258,591 154,593
KLA  373,664 149,156
Microchip Technology  1,473,309 123,434
QUALCOMM  534,248 68,159

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Texas Instruments  1,654,788 307,807
803,149
Software 5.1%
Microsoft  3,797,305 1,094,763
1,094,763
Technology Hardware, Storage & Peripherals 4.1%
Apple  5,250,139 865,748
865,748
Total Information Technology 3,486,474
MATERIALS 4.6%
Chemicals 3.2%
Air Products & Chemicals  379,866 109,101
Linde  718,121 255,249
Nutrien  1,467,956 108,409
RPM International  752,846 65,678
Sherwin-Williams  644,589 144,884
683,321
Containers & Packaging 1.4%
Avery Dennison  977,630 174,927
Ball  2,137,251 117,784
292,711
Total Materials 976,032
REAL ESTATE 2.7%
Industrial Real Estate Investment Trusts 0.6%
Rexford Industrial Realty, REIT  2,101,801 125,372
125,372
Residential Real Estate Investment Trusts 1.0%
Equity Residential, REIT  3,731,690 223,901
223,901
Specialized Real Estate Investment Trusts 1.1%
American Tower, REIT  1,081,585 221,011
Crown Castle, REIT  151,871 20,327
241,338
Total Real Estate 590,611
UTILITIES 3.2%
Electric Utilities 0.3%
NextEra Energy  813,278 62,688
62,688

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Gas Utilities 0.5%
Atmos Energy  1,035,183 116,313
116,313
Multi-Utilities 2.4%
Ameren  2,474,215 213,747
CMS Energy  2,854,441 175,206
WEC Energy Group  1,369,431 129,808
518,761
Total Utilities 697,762
Total Common Stocks (Cost $11,870,155) 20,420,167
PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.3%
Automobiles 0.3%
Dr. Ing. h.c. F. Porsche (EUR) (1) 600,384 77,059
Total Consumer Discretionary 77,059
Total Preferred Stocks (Cost $48,534) 77,059
SHORT-TERM INVESTMENTS 4.0%
Money Market Funds 4.0%
T. Rowe Price Government Reserve Fund, 4.82% (2)(3) 845,619,756 845,620
Total Short-Term Investments (Cost $845,620) 845,620
Total Investments in Securities 100.0%
(Cost $12,764,309) $ 21,342,846
Other Assets Less Liabilities (0.0)% (6,236)
Net Assets 100.0% $ 21,336,610
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies

T. ROWE PRICE Dividend Growth Fund

ADR American Depositary Receipts
CHF Swiss Franc
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Dividend Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 9,397++
Totals $ —# $ — $ 9,397+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 887,706  ¤  ¤ $ 845,620
Total $ 845,620^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $9,397 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $845,620.

T. ROWE PRICE Dividend Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Dividend Growth Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Dividend Growth Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Dividend Growth Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 19,991,945 $ 428,222 $ — $ 20,420,167
Preferred Stocks — 77,059 — 77,059
Short-Term Investments 845,620 — — 845,620
Total $ 20,837,565 $ 505,281 $ — $ 21,342,846

T. ROWE PRICE Dividend Growth Fund

Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F58-054Q1 03/23